Acquisitions, Deconsolidation of Subsidiary and Divestitures Divestitures (Details) $ in Millions	12 Months Ended
Jun. 30, 2013 USD ($)
Business Divestitures [Member]
Significant Acquisitions and Disposals [Line Items]
Gain on Divestiture	$ 18